Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated August 29, 2006

to the Prospectus for Class A, B and C Shares of Allianz Domestic Stock Funds

dated April 1, 2006

Disclosure Relating to the Allianz NFJ Small-Cap Value Fund

Effective November 1, 2006, the first sentence of the Fund Summary for Allianz NFJ Small-Cap Value Fund appearing on page 16 of the Prospectus will be replaced with the following to reflect a revised investment policy of the Fund to take effect on such date:

“The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be those with market capitalizations of between $100 million and $3.5 billion at the time of investment.”

Conforming changes will be made to other applicable disclosures in the Prospectus.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated August 29, 2006

to the Prospectus for Class D Shares of Allianz Domestic Stock Funds

dated November 1, 2005

Disclosure Relating to the Allianz NFJ Small-Cap Value Fund

Effective November 1, 2006, the first sentence of the Fund Summary for Allianz NFJ Small-Cap Value Fund appearing on page 16 of the Prospectus will be replaced with the following to reflect a revised investment policy of the Fund to take effect on such date:

“The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be those with market capitalizations of between $100 million and $3.5 billion at the time of investment.”

Conforming changes will be made to other applicable disclosures in the Prospectus.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated August 29, 2006

to the Prospectus for Class R Shares of Allianz Stock Funds

dated November 1, 2005

Disclosure Relating to the Allianz NFJ Small-Cap Value Fund

Effective November 1, 2006, the first sentence of the Fund Summary for Allianz NFJ Small-Cap Value Fund appearing on page 12 of the Prospectus will be replaced with the following to reflect a revised investment policy of the Fund to take effect on such date:

“The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be those with market capitalizations of between $100 million and $3.5 billion at the time of investment.”

Conforming changes will be made to other applicable disclosures in the Prospectus.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated August 29, 2006

to the Prospectus for Institutional and Administrative Class shares of Allianz Funds dated November 1, 2005

Disclosure Relating to the Allianz NFJ Small-Cap Value Fund

Effective November 1, 2006, the first sentence of the Fund Summary for Allianz NFJ Small-Cap Value Fund appearing on page 18 of the Prospectus will be replaced with the following to reflect a revised investment policy of the Fund to take effect on such date:

“The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be those with market capitalizations of between $100 million and $3.5 billion at the time of investment.”

Conforming changes will be made to other applicable disclosures in the Prospectus.